RETIREMENT PLANS	12 Months Ended
Dec. 31, 2011
RETIREMENT PLANS
RETIREMENT PLANS

15. RETIREMENT PLANS

Pension and Postretirement Health Care Benefits Plans

With the December 1, 2011 merger with Nalco, Ecolab assumed sponsorship of the legacy Nalco qualified and non-qualified pension and other post-retirement benefit plans that provide benefits to U.S. and non-U.S. employees. As a result, the company assumed the following plan assets and obligations from Nalco. Additionally, where appropriate, disclosures within Note 15 include 2011 Nalco data.

MILLIONS			U.S. POST-
		INTERNATIONAL	RETIREMENT
	U.S. PENSION	PENSION	HEALTHCARE
Fair value of plan assets	$290.2	$257.6	$—
Projected benefit obligation	$537.4	$402.8	$121.4

The combined Ecolab and Nalco company has non-contributory qualified defined benefit pension plans covering most of its U.S. employees. The combined company also has U.S. non-contributory non-qualified defined benefit plans, which provide for benefits to employees in excess of limits permitted under its U.S. pension plan. The non-qualified plans are not funded and the recorded benefit obligation for the non-qualified plans was $94 million and $75 million at December 31, 2011 and 2010, respectively. The measurement date used for determining the U.S. pension plan assets and obligations is December 31.

Various international subsidiaries also have defined benefit pension plans. International plans are funded based on local country requirements. The measurement date used for determining the international pension plan assets and obligations is November 30, the fiscal year-end of the company’s international affiliates.

The combined company provides postretirement health care benefits to certain U.S. employees. The corresponding plans are contributory based on years of service and family status, with retiree contributions adjusted annually. The measurement date used to determine the U.S. postretirement health care plan assets and obligations is December 31. Certain employees outside the U.S. are covered under government-sponsored programs, which are not required to be fully funded. The expense and obligation for providing international postretirement health care benefits is not significant.

The following table sets forth financial information related to the company’s pension and postretirement health care plans:

	U.S. PENSION (a)		INTERNATIONAL PENSION		U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2011	2010	2011	2010	2011	2010
Accumulated Benefit Obligation, end of year	$1,683.5	$1,023.4	$896.0	$537.4	$277.3	$159.4
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,154 .7	1,092.7	579.4	563.4	159.4	154.6
Service cost	46.7	50.6	23.1	18.9	2.2	2.0
Interest	63.4	62.6	28.2	26.7	9.0	8.8
Participant contributions			3.7	3.2	4.4	3.5
Medicare subsidies received					0.7	0.7
Curtailments and settlements		(0.6)	(5.4)	(0.1)
Plan amendments		(39.8)	(3.7)		0.1
Actuarial loss (gain)	128.9	23.1	(43.0)	34.1	(6.2)	2.8
Assumed through Nalco merger	537.4		402.8		121.4
Benefits paid	(38.7)	(33.9)	(26.3)	(18.0)	(13.7)	(13.0)
Foreign currency translation			19.8	(48.8)
Projected benefit obligation, end of year	1,892.4	1,154.7	978.6	579.4	277.3	159.4
Plan Assets
Fair value of plan assets, beginning of year	988.9	898.8	318.5	299.4	19.6	12.7
Actual returns on plan assets	7.3	120.8	9.7	24.9	0.2	2.4
Company contributions	104.4	3.2	44.0	27.4	8.2	16.0
Participant contributions			3.7	3.2	2.3	1.5
Assumed through Nalco merger	290.2		257.6
Settlements			(4.3)
Benefits paid	(38.7)	(33.9)	(26.3)	(18.0)	(13.7)	(13.0)
Foreign currency translation			9.7	(18.4)
Fair value of plan assets, end of year	1,352.1	988.9	612.6	318.5	16.6	19.6
Funded Status, end of year	(540.3)	(165.8)	(366.0)	(260.9)	(260.7)	(139.8)

Amounts recognized in Consolidated Balance Sheet:
Other assets			22.3	1.5
Other current liabilities	(10.6)	(4.3)	(11.4)	(7.4)	(8.0)	(1.8)
Postretirement healthcare and pension benefits	(529.7)	(161.5)	(376.9)	(255.0)	(252.7)	(138.0)
Net liability	(540.3)	(165.8)	(366.0)	(260.9)	(260.7)	(139.8)

Amounts recognized in Accumulated
Other Comprehensive Loss:
Unrecognized net actuarial loss	690.4	499.9	102.8	134.6	12.9	18.1
Unrecognized net prior service costs (benefits)	(33.9)	(38.0)	(2.5)	1.2	0.3	0.3
Tax benefit	(251.7)	(179.3)	(30.8)	(41.3)	(6.2)	(8.1)
Accumulated other comprehensive loss, net of tax	404.8	282.6	69.5	94.5	7.0	10.3

Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss	(31.8)	(24.7)	(8.1)	(4.0)	(0.2)	(0.2)
Amortization of prior service benefits (costs)	4.2	(0.5)	(0.1)	(0.4)	(0 .1)	0.4
Current period net actuarial loss (gain)	222.2	(7.6)	(30.2)	26.4	(5.0)	(4.6)
Current period prior service costs		(39.8)	(3.7)		0.1
Curtailment		(0.9)
Tax expense (benefit)	(72.4)	28.2	10.5	(7.7)	1.9	1.8
Foreign currency translation			6.6	(5.1)
Other comprehensive loss (income)	122.2	(45.3)	(25.0)	9.2	(3.3)	(2.6)

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012 are as follows:

	U.S.	INTERNATIONAL	U.S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss	$45.1	$3.9	$0.4
Net prior service costs/(benefits)	(4.2)	(0.2)	0.1
Total	$40.9	$3.7	$0.5

(a) Includes qualified and non-qualified plans

The aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for plans with accumulated benefit obligations in excess of plan assets were as follows:

DECEMBER 31 (MILLIONS)	2011	2010
Aggregate projected benefit obligation	$2,638.2	$526.4
Accumulated benefit obligation	2,378.2	478.3
Fair value of plan assets	1,727.8	194.1

These plans include various international pension plans and the U.S. postretirement health care plans, which are funded consistent with local practices and requirements. These plans also include the U.S. non-qualified pension plans which are not funded, as well as for 2011, the U.S. qualified pension plans.

Plan Assets

The fair value of plan assets is determined by using a fair value methodology that categorizes the inputs used to measure fair value. The first category is for unadjusted quoted prices in an active market (Level 1). The second category is for values measured using significant observable inputs, such as quoted prices for a similar asset or liability in an active market (Level 2). The third category is for fair value measurements based on significant unobservable inputs (Level 3).

Cash, equity securities and fixed income (Level 1): Valued at the quoted market prices of shares held by the plans at year-end in the active market on which the individual securities are traded.

Real estate and insurance contracts (Level 2): Valued based on inputs other than quoted prices that are observable for the securities.

Hedge funds and private equity (Level 3): Valued based on the net asset values of the underlying partnerships. The net asset values of the partnerships are based on the fair values of the underlying investments of the partnerships. Quoted market prices are used to value the underlying investments of the partnerships, where available.

United States

The allocation and fair value of the company’s U.S. plan assets for its defined benefit pension and postretirement health care benefit plans are as follows:

ASSET CATEGORY	TARGET ASSET ALLOCATION PERCENTAGE		PERCENTAGE OF PLAN ASSETS
DECEMBER 31 (%)	2011	2010	2011	2010
Cash				2%
Equity securities:
Large cap equity	34%	35%	38%	43
Small cap equity	9	10	10	12
International equity	13	13	12	13
Fixed income:
Core fixed income	22	22	22	20
High-yield bonds	2	—	2	—
Other:
Real estate	4	5	4	3
Hedge funds	10	6	9	6
Private equity	6	5	3	1
Alternative investments	—	4	—	—
Total	100%	100%	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities:
Large cap equity	$525.1			$525.1
Small cap equity	131.0			131.0
International equity	161.8			161.8
Fixed income:
Core fixed income	303.5			303.5
High-yield bonds	21.0			21.0
Emerging markets	6.1			6.1
Other:
Real estate		$49.4		49.4
Hedge funds			$127.1	127.1
Private equity			41.5	41.5
Other	1.7	0.5		2.2
Total	$1,150.2	$49.9	$168.6	$1,368.7

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$19.7			$19.7
Equity securities:
Large cap equity	433.0			433.0
Small cap equity	120.0			120.0
International equity	135.5			135.5
Fixed income:
Core fixed income	205.4			205.4
Other:
Real estate		$28.9		28.9
Hedge funds			$55.4	55.4
Private equity			10.6	10.6
Total	$913.6	$28.9	$66.0	$1,008.5

For those assets that are valued using significant unobservable inputs (level 3), the following is a rollforward of the significant activity for the year:

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Beginning balance at December 31, 2010	$55.4	$10.6
Assumed through Nalco merger	25.9	21.0
Actual return on plan assets Unrealized gains (losses)	(0.9)	2.7
Purchases, sales and settlements, net	46.7	7.2
Transfers in and/or out	—	—
Ending balance at December 31, 2011	$127.1	$41.5

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Beginning balance at December 31, 2009	$49.3	$3.1
Actual return on plan assets
Unrealized gains	2.6	1.1
Realized losses	—	(0.2)
Purchases, sales and settlements, net	3.5	6.6
Transfers in and/or out	—	—
Ending balance at December 31, 2010	$55.4	$10.6

The company is responsible for the valuation process and seeks to obtain quoted market prices for all securities. When quoted market prices are not available, a number of methodologies are used to establish fair value estimates, including discounted cash flow models, prices from recently executed transactions of similar securities or broker/dealer quotes using market observable information to the extent possible. The company reviews the values generated by those models for reasonableness and, in some cases, further analyzes and researches values generated to ensure their accuracy, which includes reviewing other publicly available information.

The company’s U.S. investment strategy and policies are designed to maximize the possibility of having sufficient funds to meet the long-term liabilities of the pension fund, while achieving a balance between the goals of asset growth of the plan and keeping risk at a reasonable level. Current income is not a key goal of the plan. The asset allocation position reflects the ability and willingness to accept relatively more short-term variability in the performance of the pension plan portfolio in exchange for the expectation of better long-term returns, lower pension costs and better funded status in the long run.

The pension fund is diversified across a number of asset classes and securities. Selected individual portfolios within the asset classes may be undiversified while maintaining the diversified nature of total plan assets. The company has no significant concentration of risk in its U.S. plan assets.

International

The fair value of the company’s international plans and the allocation of plan assets for its defined benefit pension plans are as follows:

ASSET CATEGORY	PERCENTAGE OF PLAN ASSETS
	2011	2010
DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	41	39
Fixed income:
Corporate bonds	25	24
Government bonds	17	15
Total fixed income	42	39
Other:
Real estate	1	4
Insurance contracts	15	17
Total	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$6.7			$6.7
Equity securities:
International equity	248.0			248.0
Fixed income:
Corporate bonds	153.9	$0.2		154.1
Government bonds	102.3			102.3
Other:
Real estate		9.0		9.0
Insurance contracts		92.5		92.5
Total	$510.9	$101.7		$612.6

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2010
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$1.9			$1.9
Equity securities:
International equity	123.7			123.7
Fixed income:
Corporate bonds	77.2			77.2
Government bonds	47.3			47.3
Other:
Real estate		$12.3		12.3
Insurance contracts		56.1		56.1
Total	$250.1	$68.4		$318.5

Assets of funded retirement plans outside the U.S. are managed in each local jurisdiction and asset allocation strategy is set in accordance with local rules, regulations and practice. Therefore, no overall target asset allocation is presented. Although equity securities are all considered international for the company, some equity securities are considered domestic for the local plan. The funds are invested in a variety of equities, bonds and real estate investments and, in some cases, the assets are managed by insurance companies which may offer a guaranteed rate of return. The company has no investments that are level 3 in its international plan assets. The company has no significant concentration of risk in its international plan assets.

Net Periodic Benefit Costs

Pension and postretirement health care benefits expense for the company’s operations:

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2011	2010	2009	2011	2010	2009	2011	2010	2009
Service cost - employee benefits earned during the year	$46.7	$50.6	$47.2	$23.1	$18.9	$14.9	$2.2	$2.0	$2.0
Interest cost on benefit obligation	63.4	62.6	59.0	28.2	26.7	24.6	9.0	8.8	9.5
Expected return on plan assets	(100.6)	(90.1)	(75.5)	(22.5)	(17.0)	(16.4)	(1.4)	(1.5)	(1.4)
Recognition of net actuarial loss	31.8	24.7	15.9	5.7	4.0	1.6	0.2	0.2	4.3
Amortization of prior service cost (benefit)	(4.2)	0.5	0.5	0.1	0.4	0.3	0 .1	(0.4)	(5.9)
Settlements/Curtailments	—	0.3		1.3	0.1	0.5	—		0.9
Total expense	$37.1	$48.6	$47.1	$35.9	$33.1	$25.5	$10.1	$9.1	$9.4

(a) Includes qualified and non-qualified plans

Plan assumptions

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
PERCENT	2011	2010	2009	2011	2010	2009	2011	2010	2009
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.86%	5.41%	5.84%	5.02%	4.62%	5.21%	4.80%	5.41%	5.84%
Projected salary increase	4.08	4.32	4.32	2.98	3.40	3.38
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	5.23	5.84	6.26	4.26	5.21	6.39	5.34	5.84	6.26
Expected return on plan assets	8.44	8.50	8.50	6.37	6.22	5.48	8.50	8.50	8.50
Projected salary increase	4.07	4.32	4.32	3.62	3.38	3.23

(a) Includes qualified and non-qualified plans

The discount rate assumptions for the U.S. plans are developed using a bond yield curve constructed from a population of high-quality, non-callable, corporate bond issues with maturities ranging from six months to thirty years. Individual discount rates are estimated for each of the U.S. plans and are based on the durations of each underlying plan. The company reassessed the population of bonds and the underlying discount rate curves for measurement of the plans as of December 31, 2011. The reassessment of the bond yield curve was driven by the planned discontinuation of the company’s previous bond yield curve. As a result of this reassesment, the company selected a new curve that utilizes a market weighted convention which the company believes is more accurate than the simple weighted curve previously used. The legacy Nalco U.S. plans were measured using the same bond yield curves as adopted by Ecolab.

The expected long-term rate of return used for the U.S. plans is generally based on the pension plan’s asset mix. The company considers expected long-term real returns on asset categories, expectations for inflation, and estimates of the impact of active management of the assets in coming to the final rate to use. The company also considers actual historical returns.

The expected long-term rate of return used in the company’s international plans is determined in each local jurisdiction and is based on the assets held in that jurisdiction, the expected rate of returns for the type of assets held and any guaranteed rate of return provided by the investment. The other assumptions used to measure the international pension obligations, including discount rate, vary by country based on specific local requirements and information. As previously noted, the measurement date for these plans is November 30. Discount rates were lower at December 31, 2011 as compared to November 30, 2011.

For postretirement benefit measurement purposes as of December 31, 2011, the annual rates of increase in the per capita cost of covered health care were assumed to be 7.5% (for pre-age 65 retirees) and 8% (for post-age 65 retirees). The rates were assumed to decrease each year until they reach 5% in 2020 for both pre-age 65 retirees and post-age 65 retirees and remain at those levels thereafter. Health care costs which are eligible for subsidy by the company are limited to a maximum 4% annual increase beginning in 1996 for certain employees.

Assumed health care cost trend rates have an effect on the amounts reported for the company’s U.S. postretirement health care benefits plan. A one-percentage point change in the assumed health care cost trend rates would have the following effects:

	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE
Effect on total of service and interest cost components	$0.4	$(0.3)
Effect on postretirement benefit obligation	0.1	(2.1)

Multiemployer Plan

The company contributes to a multiemployer defined benefit pension plan under the terms of a collective-bargaining agreement that covers certain of its union-represented employees. The risks of participating in a multiemployer plan are different from single-employer pension plans such that assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers. Additionally, if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers, and if the company chooses to stop participating in the multiemployer plan, the company may be required to pay the plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability.

The company contributed $0.4 million during 2011 and $0.5 million in both 2010 and 2009 to its multiemployer defined benefit pension plan. Participation in the multiemployer pension plan is not considered significant to the company as a whole.

Amendments

In December 2010, the company amended the legacy Ecolab qualified and non-qualified U.S. pension plans to change the formula for benefit accruals in future years for certain plan participants. These amendments resulted in a decrease in the projected benefit obligation as of December 31, 2010.

Health Care Reform

In March 2010, the Patient Protection and Affordable Care Act and Health Care and Education Reconciliation Act were signed into law in the U.S. These new laws impact active employees who receive health care coverage through an employer as well as retirees who have postretirement health care benefits. Many provisions of the new laws do not take effect until future years; however, accounting rules require the expected impact on the postretirement health care plan to be reflected in the current period, if material. Based on the company’s analysis of the new laws, the company concluded that the new laws are not a significant event for the plan and interim remeasurement was not required. As of the December 31, 2010 measurement date, the new laws decreased our postretirement health care benefits projected benefit obligation by $0.3 million.

Cash Flows

As of year-end 2011, the company’s estimate of benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter for the company’s pension and postretirement health care benefit plans are as follows:

MILLIONS	ALL PLANS	MEDICARE SUBSIDY RECEIPTS
2012	$162	$2
2013	164	1
2014	169	—
2015	182	—
2016	183	—
2017-2021	1,029	—

Depending on plan funding levels, the legacy Nalco U.S. defined benefit qualified pension plan provides terminating participants with an option to receive their pension benefits in the form of lump sum payments.

The company is currently in compliance with all funding requirements of its U.S. pension and postretirement health care plans. The company’s funding policy for the U.S. pension plan is to achieve and maintain a return on assets that meets the long-term funding requirements identified by the projections of the pension plan’s actuaries while simultaneously satisfying the fiduciary responsibilities prescribed in ERISA. The company also takes into consideration the tax deductibility of contributions to the benefit plans. In January 2011, the company made a $100 million voluntary contribution to the U.S. pension plan. Certain international pension benefit plans are required to be funded in accordance with local government requirements. The company estimates that it will contribute approximately $109 million to the pension and postretirement health care benefit plans during 2012.

The company is not aware of any expected refunds of plan assets within the next twelve months from any of its existing U.S. or international pension or postretirement benefit plans.

Savings Plan, ESOP and Profit Sharing

Legacy Ecolab

The company provides a 401(k) savings plan for substantially all U.S. employees. Employee before-tax contributions of up to 3% of eligible compensation are matched 100% by the company and employee before-tax contributions between 3% and 5% of eligible compensation are matched 50% by the company. The company’s matching contributions are 100% vested immediately. The company’s contributions amounted to $24 million in 2011, $23 million in 2010 and $22 million in 2009.

Legacy Nalco

The company sponsors a defined contribution profit sharing and savings plan for most legacy Nalco U.S. employees. Under the plan, annual profit sharing contributions are made to the accounts of participating employees that vary based on the company’s financial performance. In addition, the plan provides for matching contributions of up to 4% of eligible compensation for employees who elect to contribute to 401(k) accounts. All contributions are made to the Profit Sharing, Investment and Pay Deferral Plan Trust (the “Trust”). Contributions to the Trust, profit sharing and 401(k) matching contribution expenses from December 1, 2011 though the end of 2011 were $0.9 million, $1.8 million and $1.0 million, respectively. The company had a payable to the Trust of $34.2 million at December 31, 2011, which will be paid during 2012.